LOANS	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2012	2011

Residential real estate
One- to four-family	$149,086	$158,821
Multi-family	15,495	4,504
Construction	964	1,062
Nonresidential real estate and land	11,098	12,211
Loans on deposits	2,281	2,405
Consumer and other	4,865	4,824
	183,789	183,827
Less:
Undisbursed portion of loans in process	544	353
Deferred loan origination fees (cost)	(103)	(86)
Allowance for loan losses	875	764
	$182,473	$182,796

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2012 and 2011. There were no loans acquired with deteriorated credit quality at June 30, 2012 and 2011.

June 30, 2012:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,757	$97	$—	$97

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$146,329	$468	$—	$468
Multi-family	15,495	49	—	49
Construction	964	3	—	3
Nonresidential real estate and land	11,098	35	—	35
Loans on deposits	2,281	7	—	7
Consumer and other	4,865	16	—	16
Unallocated	—	—	200	200
	181,032	578	200	778
	$183,789	$675	$200	$875

June 30, 2011:
(in thousands)	Recorded investment in loans	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,224	$55	$—	$55

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family	$156,597	$439	$—	$439
Multi-family	4,504	13	—	13
Construction	1,062	3	—	3
Nonresidential real estate and land	12,211	34	—	34
Loans on deposits	2,405	7	—	7
Consumer and other	4,824	13	—	13
Unallocated	—	—	200	200
	181,603	509	200	709
	$183,827	$564	$200	$764

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2012 and 2011:

June 30, 2012: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
One- to four-family	$1,222	$—	$889	$45	$45

With an allowance recorded:
One- to four-family	1,535	97	1,434	27	27
	$2,757	$97	$2,323	$72	$72

June 30, 2011: (in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Received

With no related allowance recorded:
One- to four-family	$1,136	$—	$1,296	$44	$47

With an allowance recorded:
One- to four-family	1,088	55	1,213	33	33
	$2,224	$55	$2,509	$77	$77

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of June 30, 2012 and 2011:

	June 30, 2012		June 30, 2011
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$1,593	$201	$876	$-

Troubled Debt Restructurings:

During the year ended June 30, 2012, the terms of four loans were modified as a troubled debt restructuring. The modification of the terms of two loans involved extending the maturity dates of the loans, which resulted in lower monthly payments for the borrowers. The interest rate on one loan was reduced from 5.5% to 5.47% and $9,000 in additional credit was extended.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans by class modified as TDRs during the year ended June 30, 2012, and their performance, by modification type:

	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

Residential Real Estate:
1-4 Family	4	$179	$188	$187	$-

The Company had allocated $2,000 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2012, and had $6,000 of specific reserves at June 30, 2011. The Company has no commitments to lend additional amounts as of June 30, 2012 and 2011, to customers with outstanding loans that are classified as troubled debt restructurings.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2012 and 2011, by class of loans:

June 30, 2012:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,332	$1,794	$6,126	$142,960	$149,086
Multi-family	—	—	—	15,495	15,495
Construction	—	—	—	964	964
Nonresidential real estate and land	—	—	—	11,098	11,098
Loans on deposits	—	—	—	2,281	2,281
Consumer and other	—	—	—	4,865	4,865
Total	$4,332	$1,794	$6,126	$177,663	$183,789

June 30, 2011:
(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$3,181	$876	$4,057	$154,764	$158,821
Multi-family	—	—	—	4,504	4,504
Construction	—	—	—	1,062	1,062
Nonresidential real estate and land	—	—	—	12,211	12,211
Loans on deposits	—	—	—	2,405	2,405
Consumer and other	—	—	—	4,824	4,824
Total	$3,181	$876	$4,057	$179,770	$183,827

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

June 30, 2012:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$64	$3,057	$—	$145,965
Multi-family	12,692	—	2,803	—	—
Construction	964	—	—	—	—
Nonresidential real estate and land	10,831	267	—	—	—
Loans on deposits	—	—	—	—	2,281
Consumer and other	—	—	—	—	4,865

June 30, 2011:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$67	$2,180	$—	$156,574
Multi-family	4,504	—	—	—	—
Construction	1,062	—	—	—	—
Nonresidential real estate and land	11,943	268	—	—	—
Loans on deposits	—	—	—	—	2,405
Consumer and other	—	—	—	—	4,824

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2012	2011

Balance at beginning of year	$764	$1,535
Provision for losses on loans	139	668
Charge-offs	(28)	(1,439)
Balance at end of year	$875	$764

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2012 and 2011:

June 30, 2012:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$490	$79	$(4)	$—	$565
Multi-family	11	38	—	—	49
Construction	5	(2)	—	—	3
Nonresidential real estate and land	36	(1)	—	—	35
Loans on deposits	8	(1)	—	—	7
Consumer and other	14	26	(24)	—	16
Unallocated	200	—	—	—	200
Totals	$764	$139	$(28)	$—	$875

June 30, 2011:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$1,261	$668	$(1,439)	$—	$490
Multi-family	11	—	—	—	11
Construction	5	—	—	—	5
Nonresidential real estate and land	36	—	—	—	36
Loans on deposits	8	—	—	—	8
Consumer and other	14	—	—	—	14
Unallocated	200	—	—	—	200
Totals	$1,535	$668	$(1,439)	$—	$764